5 PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

5.  PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at December 31, 2015 and 2014, consisted of:

	December 31, 2015	December 31, 2014
Computers	$15,985.53	$15,985.53
Freezers	39,152.82	106,069.29
Office Furniture	15,686.82	15,686.82
Rugs	6,000.00	6,000.00
Software - Accounting	2,901.07	2,901.07
Telephone System	5,814.00	5,814.00
Video Camera	1,527.95	1,527.95

Accumulated Depreciation	(51,237.67)	(47,244.66)

Net Book Value	$35,830.52	$106,740.00

Depreciation expense for the years ended December 31, 2015 and 2014 was $3,993.01 and $166,373 respectively.